Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations (Details) - Schedule of result from non-current assets and disposal groups held for sale not admissible as discontinued operations - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income from assets received in payment or adjudicated in judicial auction
Gain (loss) on sale of assets received in lieu of payment or foreclosed at judicial auction	$ 4,053	$ 1,837	$ 3
Other income from assets received in payment or foreclosed at judicial auction	195	231	87
Provisions for adjustments to net realizable value of assets received in lieu of payment or foreclosed at judicial auction	(620)	(205)	(1,539)
Charge-off assets received in lieu of payment or foreclosed at judicial auction	(38)	(418)
Expenses to maintain assets received in lieu of payment or foreclosed at judicial auction	(1,077)	(813)	(1,021)
Non-current assets held for sale
Investments in other companies	(435)
Intangible assets
Property and equipment	1,043	214	30
Assets for recovery of assets transferred in financial leasing operations	1,727	1,140	1,423
Other assets
Disposal groups held for sale
Total	$ 4,848	$ 1,986	$ (1,017)